INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS

4.           INVESTMENTS

	As of December 31,
	2023	2024
	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	54,224	7,304
Structured note - maturity within 1 year	52,296	50,989
Short-term trading securities	—	560
Total short-term investments	106,520	58,853

As of December 31, 2023 and 2024, the Company held short-term held-to-maturity debt investments, which included debt instruments issued by financial institutions, such as time deposits and structured deposits with maturities of less than one year for which the Company has the positive intent and ability to hold those securities to maturity.

Interest income on the short-term debt investment and cash and cash equivalents and restricted cash of US$6,854, US$5,958 and US$4,201 were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

Structured note

On October 29, 2019, Beijing Soufang Network Technology Co., Ltd. (“Beijing Soufang”), a PRC subsidiary of the Company, purchased a 364-day RMB-denominated structured note issued by GTJA through a consolidated trust for RMB720,000,000 (approximately US$102,009). GTJA, in turn, acquired a 364-day RMB-denominated bond issued by Fang Holdings Limited (the “Bond”) for the same amount, and principal and interest payments from the Bond are applied to settle amounts due under the structured note. Transfers of the note require GTJA’s prior written consent.

The 1-year Bond was redeemed in 2020 and replaced by a 3-year Bond. The trust term was subsequently extended several times: first to October 21, 2023, then under a new trust agreement to October 21, 2024, with a 50% principal redemption (RMB360,000,000) at that time. As of December 31, 2024, the structured note’s maturity was extended to October 31, 2025, and further to October 31, 2026, with all other key terms unchanged. The outstanding principal remained RMB360,000,000 (US$50,989) and, due to its original maturity of less than one year, was classified as a current asset.

These extensions did not result in any substantial modification of the contractual terms or the economic substance of the original arrangement.

4.           INVESTMENTS (continued)

	As of December 31,
	2023	2024
	US$	US$
Investments accounted for at fair values	3,260	1,083
Equity method investments carried at fair value	31,211	30,585
Equity investments without readily determinable fair values:	44,180	43,530
Equity method investments	25,875	24,119
Total long-term investments	104,526	99,317

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values consist of equity securities, including publicly traded stocks measured at quoted market prices. In 2023, the Company disposed of certain equity investments with readily determinable fair values through open market transactions and received total proceeds of US$3,267. The disposal resulted in a realized gain of US$667, which was recognized in consolidated statements of comprehensive loss in the year ended December 31, 2023. In 2024, there were no additions or disposals in this category, and the decrease was primarily due to fair value changes recognized in the consolidated statements of comprehensive income (loss).

Equity method investments carried at fair value

The Company apply fair value measurement for the investee using Level 3 inputs based on an independent valuation.

The following table summarizes the changes in equity investments measured at fair value, including those with readily determinable fair values and equity method investments for which the fair value option has been elected:

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Fair value at the beginning of the year	23,127	24,117	34,471
Purchase of securities	—	14,479	—
Disposal of securities	—	(2,597)	—
Change in fair value of securities	828	(1,523)	(2,803)
Foreign currency translation adjustments	162	(5)	—
Fair value at the end of the year	24,117	34,471	31,668

For the years ended December 31, 2022, 2023 and 2024, the Company recorded net gain of nil, US$667, and nil, respectively, from the disposal of marketable securities, which is reflected in the Company’s consolidated statements of comprehensive income (loss).

Equity investments without Readily Determinable Fair Value

Equity investments in private companies without readily determinable fair value and do not qualify for the NAV practical expedient is accounted for under measurement alternative at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321. In 2023, the Company disposed of certain equity investments without readily determinable fair values. The disposal generated cash proceeds of US$3,245 and resulted in a realized gain of US$1,484, which was recognized in consolidated financial statements for the year ended December 31, 2023. In 2024, there were no additions to or disposals of equity investments without readily determinable fair values. The total carrying value of investment accounted for under measurement alternative held as of December 31, 2023 and 2024 were as follows:

4.           INVESTMENTS (continued)

During the year ended December 31, 2024, the Company collected previously written-off accounts receivable totaling US$21,343, which were recorded in the consolidated statements of comprehensive income (loss).

	As of December 31,
	2023	2024
	US$	US$
Initial cost basis	44,886	44,226
Accumulated impairment	(706)	(696)
Total carrying value	44,180	43,530

For the years ended December 31, 2022, 2023 and 2024, US$270, nil and nil impairment were recorded for investments in equity investments without readily determinable fair value in the Company’s consolidated statements of comprehensive income (loss).

For the years ended December 31, 2022, 2023 and 2024, the Company recorded nil, a net gain of US$1,484 and nil in 2022, 2023 and 2024, respectively from disposal of investment without readily determinable fair values, as reflected in the Company’s consolidated statements of comprehensive income (loss).

Equity Method Investments

The Company applies the equity method of accounting to account for its equity investments in common stock and private fund, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2023 and 2024, the carrying amounts of these equity investments were US$25,875 and US$24,119, respectively. The Company recognized investment loss of US$236, US$709 and US$2,794 for the years ended December 31, 2022, 2023 and 2024, respectively.

Long-term Time Deposits

Company purchased a three-year period fixed-rate time deposits in a commercial bank in 2022, of which the outstanding balance was classified in short term investment as of December 31, 2024. The outstanding balance was fully collected subsequently in June 2025.